American Century Investments®
Quarterly Portfolio Holdings
NT International Growth Fund
February 28, 2022

NT International Growth - Schedule of Investments
FEBRUARY 28, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
Australia — 4.3%
Atlassian Corp. plc, Class A(1)	67,900	20,758,388
CSL Ltd.	142,600	27,111,686
NEXTDC Ltd.(1)	852,641	6,669,765
Xero Ltd.(1)	75,370	5,182,290
		59,722,129
Austria — 1.1%
Erste Group Bank AG	439,980	15,639,889
Belgium — 1.4%
KBC Group NV	281,250	20,263,199
Canada — 5.8%
Canadian Pacific Railway Ltd.	281,910	19,850,467
First Quantum Minerals Ltd.	361,020	10,587,072
GFL Environmental, Inc.	458,098	13,399,366
Shopify, Inc., Class A(1)	16,010	11,114,414
Toronto-Dominion Bank (The)	316,340	25,526,829
		80,478,148
China — 1.3%
Li Ning Co. Ltd.	1,167,500	11,661,164
Shenzhou International Group Holdings Ltd.	388,100	6,518,764
		18,179,928
Denmark — 2.9%
Novo Nordisk A/S, B Shares	323,980	33,526,553
Pandora A/S	66,350	6,794,061
		40,320,614
Finland — 0.6%
Neste Oyj	205,780	8,024,313
France — 18.7%
Air Liquide SA	117,250	19,475,822
Airbus SE(1)	107,060	13,669,320
Arkema SA	54,800	7,267,423
Bureau Veritas SA	303,390	8,674,778
Capgemini SE	118,540	24,813,922
Dassault Systemes SE	317,600	15,319,837
Edenred	248,956	11,328,709
EssilorLuxottica SA	55,160	9,629,293
L'Oreal SA	52,110	20,600,345
LVMH Moet Hennessy Louis Vuitton SE	54,130	39,780,405
Pernod Ricard SA	137,620	30,042,475
Safran SA	104,160	13,243,645
Sartorius Stedim Biotech	15,940	6,112,519
Schneider Electric SE	169,620	26,280,260
Teleperformance	40,560	15,050,278
		261,289,031
Germany — 5.7%
Brenntag SE	95,820	8,032,828
Commerzbank AG(1)	1,192,980	9,969,871
Infineon Technologies AG	441,072	14,924,069
Mercedes-Benz Group AG	213,260	16,659,760

Puma SE	141,040	12,933,989
Symrise AG	140,240	16,681,063
		79,201,580
Hong Kong — 1.5%
AIA Group Ltd.	2,038,800	21,170,583
India — 1.1%
HDFC Bank Ltd.	837,100	15,890,467
Indonesia — 0.6%
Bank Central Asia Tbk PT	15,949,400	9,004,484
Ireland — 4.2%
CRH plc	482,450	21,931,321
ICON plc(1)	77,960	18,555,260
Ryanair Holdings plc, ADR(1)	181,690	18,116,310
		58,602,891
Israel — 0.9%
Kornit Digital Ltd.(1)	135,788	12,876,776
Italy — 2.0%
Ferrari NV	78,890	16,952,541
Prysmian SpA	344,730	11,348,292
		28,300,833
Japan — 11.8%
BayCurrent Consulting, Inc.	32,100	12,836,578
Food & Life Cos. Ltd.	310,100	10,322,307
Hoya Corp.	126,300	16,452,931
JSR Corp.	275,300	8,660,337
Keyence Corp.	58,500	27,670,537
Kobe Bussan Co. Ltd.	390,500	12,929,378
MonotaRO Co. Ltd.	1,084,400	20,411,657
Obic Co. Ltd.	78,500	12,625,469
Recruit Holdings Co. Ltd.	341,400	14,410,559
Sony Group Corp.	282,200	28,832,992
		165,152,745
Netherlands — 6.7%
Adyen NV(1)	11,014	22,956,175
Akzo Nobel NV	101,300	9,637,895
ASML Holding NV	52,920	35,404,738
Koninklijke DSM NV	65,396	12,279,017
Universal Music Group NV	582,900	13,309,080
		93,586,905
Spain — 2.2%
Cellnex Telecom SA	273,942	12,391,002
Iberdrola SA	1,678,308	19,041,386
		31,432,388
Sweden — 1.9%
Epiroc AB, A Shares	642,240	12,068,109
Hexagon AB, B Shares	1,075,620	14,531,275
		26,599,384
Switzerland — 7.5%
Lonza Group AG(1)	36,040	24,936,142
On Holding AG, Class A(1)(2)	248,860	6,059,741
Partners Group Holding AG	16,240	21,953,046
SIG Combibloc Group AG	477,830	10,723,291
Sika AG	62,696	20,804,706
Zurich Insurance Group AG	43,590	20,007,637
		104,484,563

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	616,000	13,243,727
Thailand — 0.5%
Kasikornbank PCL	1,351,200	6,781,428
United Kingdom — 14.3%
Ashtead Group plc	177,920	11,561,574
AstraZeneca plc	354,140	43,044,417
BT Group plc	2,177,620	5,433,364
Burberry Group plc	507,870	13,167,132
Compass Group plc	244,990	5,537,522
HSBC Holdings plc	4,648,400	32,039,124
London Stock Exchange Group plc	138,500	12,098,897
Natwest Group plc	6,618,420	20,279,897
Reckitt Benckiser Group plc	313,927	26,582,428
Segro plc	784,660	13,646,058
Whitbread plc(1)	418,220	16,325,346
		199,715,759
TOTAL COMMON STOCKS (Cost $1,171,285,879)		1,369,961,764
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	117,270	117,270
State Street Navigator Securities Lending Government Money Market Portfolio(3)	32,500	32,500
		149,770
Repurchase Agreements — 1.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.25% - 2.75%, 9/30/25 - 11/15/42, valued at $6,513,278) in a joint trading account at 0.03%, dated 2/28/22, due 3/1/22 (Delivery value $6,366,197)		6,366,192
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 8/15/41, valued at $17,316,543) at 0.02%, dated 2/28/22, due 3/1/22 (Delivery value $16,977,009)		16,977,000
		23,343,192
TOTAL SHORT-TERM INVESTMENTS (Cost $23,492,962)		23,492,962
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,194,778,841)		1,393,454,726
OTHER ASSETS AND LIABILITIES — 0.4%		5,860,843
TOTAL NET ASSETS — 100.0%		$1,399,315,569

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	16.9%
Industrials	16.6%
Financials	16.3%
Consumer Discretionary	14.3%
Health Care	12.1%
Materials	10.0%
Consumer Staples	6.5%
Communication Services	2.3%
Utilities	1.3%
Real Estate	1.0%
Energy	0.6%
Short-Term Investments	1.7%
Other Assets and Liabilities	0.4%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $31,655. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $32,500.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	20,758,388	38,963,741	—
Canada	13,399,366	67,078,782	—
Ireland	36,671,570	21,931,321	—
Israel	12,876,776	—	—
Switzerland	6,059,741	98,424,822	—
Other Countries	—	1,053,797,257	—
Short-Term Investments	149,770	23,343,192	—
	89,915,611	1,303,539,115	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.